UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

Jim Denney

1292 Gower Road
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

To Our Shareholders:

On February 29, 2008 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 38 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $14.91 per share. The fiscal year to date total return for the last six months was

-14.51%.

Since the fund’s December 30, 1999 inception, through February 29, 2008, the fund appreciated by 53.90%. A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thank you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

Regards,

James W. Denney

President and Portfolio Manager

Electric City Funds

ELECTRIC CITY VALUE FUND

Portfolio Illustration

February 29, 2008 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Electric City Value Fund
	Schedule of Investments
	February 29, 2008 (Unaudited)

Shares/Principal Amount		Market	% of Net
		Value	Assets
COMMON STOCKS - 82.65%
Agricultural Services
6,375	Pet DRx Corp. *	$ 33,915	1.05%

Commercial Banks
470	Toronto Dominion Bank (Canada)	31,504	0.98%

Communications Services
4,000	XM Satellite Radio Holdings, Inc. *	47,200	1.46%

Electric Components
1,375	Tyco Electronics Group S.A.	45,237	1.40%

Electronic & Other Electrical Equipment
2,000	General Electric Co.	66,280	2.05%

Fire, Marine, and Casualty Insurance
2,400	Allstate Corp.	114,552
30	Berkshire Hathaway Class B *	140,235
		254,787	7.89%
Household Audio and Video Equipment
8,600	Rockford Corp. *	12,384	0.38%

Instruments For Measuring and Testing of Electricity and Electric Signals
20,008	Electric & Gas Technology, Inc. *	700	0.02%

Investment Advice
3,400	Invesco Plc. ADR	87,074
412	Value Line, Inc.	17,485
		104,559	3.24%
Metal Mining
300	Freeport McMoran Copper & Gold Inc.	30,258	0.94%

Miscellaneous Fabricated Textile Products
14,200	Decorator Industries, Inc.	65,888	2.04%

Motor Vehicle Parts and Accessories
6,000	Superior Industries International, Inc.	104,160	3.22%

National Commercial Banks
2,100	Bank of America Corp.	83,454
1,000	Community Bank System, Inc.	22,100
		105,554	3.27%
Natural Gas Transmission
1,100	National Grid Plc. (London) *	79,860	2.47%

Paperboard Mills
10,550	Mod-Pac Corp. *	63,300	1.96%

Petroleum Refining
805	Holly Corp.	42,979
1,200	Marathon Oil Corp.	63,792
		106,771	3.31%
Pharmaceutical Preparations
2,500	Schering-Plough Corp.	54,250	1.68%

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers
17,900	Landec Corp. *	167,902	5.20%

Real Estate
3,000	Tejon Ranch Co. *	106,200	3.29%

Retail - Catalog and Mail Order Houses
22,500	Varsity Group, Inc. *	4,478	0.14%

Retail - Eating Places
1,500	McDonalds Corp.	81,165	2.51%

Retail - Lumber and Other Building Materials Dealers
2,500	Home Depot, Inc.	66,375	2.05%

Services - Business Services
5,320	Onvia, Inc. *	41,230
600,000	Stockgroup Information System, Inc. *	246,000
		287,230	8.89%
Services - Misc. Business Services
1,375	Tyco International Ltd.	55,083	1.71%

Services - Personal Services
3,200	Steiner Leisure, Ltd. (Caribbean) *	105,024	3.25%

Services - Prepackaged Software
6,500	Microsoft Corp.	176,800
7,743	Versant Corp. *	223,695
		400,495	12.40%
State Commercial Banks
2,000	Trustco Bank Corp. NY	17,300	0.54%

Watches, Clocks, Clockwork Operated Devices and Parts
300	Movado Group, Inc.	5,778	0.18%

Water Transportation
1,800	Alexander & Baldwin, Inc.	79,272	2.45%

Wholesale - Checmicals and Allied Products
1,000	Ashland, Inc.	44,170	1.37%

Women's, Misses' and Juniors' Outerware
2,400	Liz Claiborne, Inc.	42,672	1.32%

TOTAL COMMON STOCK (COST $2,179,792)		2,669,751	82.65%

WARRANTS
15,000	Pet DRx Corp. (COST $17,550)	11,250	0.34%

CASH AND EQUIVALENTS
401,820	Fidelity Money Market Portfolio Select Class 4.65% (Cost $401,820) (a)	401,820	12.44%

	Total Investments (Cost $2,599,162)	3,082,821	95.43%

	Other Assets Less Liabilities	147,563	4.57%

	Net Assets	$ 3,230,383	100.00%

* Non-income producing security during the period
(a) Variable rate security: the coupon rate shown represents the yield at February 29, 2008.

Electric City Value Fund
Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,599,162)	$ 3,082,821
Receivables:
Securities Sold	199,765
Dividends and Interest	4,207
Total Assets	3,286,793
Liabilities:
Payable for Securities Purchased	51,342
Accrued Management Fees	2,469
Other Accrued Expenses	2,599
Total Liabilities	56,410
Net Assets	$ 3,230,383

Net Assets Consist of:
Paid In Capital	$ 2,640,811
Accumulated Undistributed Net Investment Loss	(12,004)
Accumulated Undistributed Realized Gain on Investments	117,918
Unrealized Appreciation in Value of Investments	483,658
Net Assets, for 216,607 Shares Outstanding	$ 3,230,383

Net Asset Value Per Share	$ 14.91

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statement of Operations
For the six months ended February 29, 2008 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $82)	$ 21,358
Interest	11,166
Total Investment Income	32,524

Expenses:
Administrative Fees (Note 3)	18,188
Advisory Fees (Note 3)	17,279
Total Expenses	35,467

Net Investment Loss	(2,943)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	94,642
Net Change in Unrealized Appreciation on Investments	(637,410)
Net Realized and Unrealized Gain (Loss) on Investments	(542,768)

Net Decrease in Net Assets Resulting from Operations	$ (545,711)

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Statements of Changes in Net Assets

	For the Six
	Months	For the year
	Ended	Ended
	2/29/2008	8/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ (2,943)	$ 2,356
Net Realized Gain on Investments	94,642	11,169
Unrealized Appreciation (Depreciation) on Investments	(637,410)	477,711
Net Increase (Decrease) in Net Assets Resulting from Operations	(545,711)	491,236

Distributions to Shareholders:
Net Investment Income	-	(16,774)
Realized Gains	-	(65,090)
Total Dividends and Distributions Paid to Shareholders	-	(81,864)

Capital Share Transactions (Note 6)	(90,730)	(1,626)

Total Increase (Decrease) in Net Assets	(636,441)	407,746

Net Assets:
Beginning of Period	$ 3,866,824	$ 3,459,078

End of Period (Includes Undistributed Net Investment Loss of ($12,004)
and ($9,061), Respectively)	$ 3,230,383	$ 3,866,824

The accompanying notes are an integral part of these financial statements.

Electric City Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Six Months
	(Unaudited)		For the Years Ended
	2/29/2008	8/31/2007	8/31/2006	8/31/2005	8/31/2004

Net Asset Value, at Beginning of Period	$ 17.44	$ 15.57	$ 15.24	$ 13.57	$ 12.08

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.01	0.02	(0.03)	(0.01)
Net Gain on Securities (Realized and Unrealized)	(2.52)	2.26	0.31	1.77	1.50
Total from Investment Operations	(2.53)	2.27	0.33	1.74	1.49

Distributions:
Net Investment Income	-	(0.08)	-	-	-
Realized Gains	-	(0.32)	-	(0.06)	-
Return of Capital	-	-	-	(0.01)	-
Total from Distributions	-	(0.40)	-	(0.07)	-

Net Asset Value, at End of Period	$ 14.91	$ 17.44	$ 15.57	$ 15.24	$ 13.57

Total Return **	-14.51%	14.53%	2.17%	12.80%	12.33%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,230	$ 3,867	$ 3,459	$ 3,505	$ 2,503
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16)%	0.06%	0.16%	(0.19)%	(0.05)%
Portfolio Turnover	9.10%	28.42%	10.79%	23.02%	10.11%

* Per share net investment income (Loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2008 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is one series authorized by the Company, the Electric City Value Fund (the “Fund”).

The Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.  Factors that are considered when determining fair value include:

General Factors to be considered by the adviser in determining a valuation method for a               particular security shall include but not be limited to

(a.)

the fundamental analytical data relating to the investment;

(b.)

the nature and durations of restrictions (if any) on the disposition of the security, and;

(c.)

an evaluation of the forces which influence the market in which the security is purchased and sold

Specific factors to be considered by the Adviser in determining a valuation method for a particular security shall include:

(d.)

type of security

(e.)

financial statements of the issuer of the security

(f.)

cost at date of purchase

(g.)

size of holdings in the security

(h.)

discount from market value of unrestricted securities of the same general type as the subject security at the time of purchase and at time of valuation

(i.)

special reports relating to the security prepared by analysts

(j.)

information relating to transactions and/or offerings with respect to the security

(k.)

existence of merger proposals or tender offers affecting the security

(l.)

extent and price of public trading in similar securities of the issuer or comparable companies, and

(m.)

any other reasonably ascertainable relevant matters.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 29, 2008 (UNAUDITED)

for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund did not write any options during the year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  To the extent that book/tax differences are permanent, they are reclassed to capital paid in or net short term capital gains in the period in which the difference arises. The reclassification had no effect on net assets.

OTHER:

Security transactions are recorded on the trade dates.  Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of applicable country’s tax rates and rules.

NEW ACCOUNTING PRONOUNCEMENTS:

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on September 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 29, 2008 (UNAUDITED)

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

The Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Fund for investment advisory services and a fee equal to an annual rate of 1.0% of the average daily net assets of the Fund for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the six months ending February 29, 2008, the Adviser earned Advisor fees totaling $17,279 and administrative fees totaling $18,188 for services provided to the Electric City Value Fund. As of February 29, 2008, the Fund owed the Adviser $2,469 for management fees and $2,599 for Administrative Fees.

4.)  DISTRIBUTION PLANS

As noted in the Fund’s Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Fund’s shareholders and to cover fees paid to broker-dealers for sales and promotional services.  After January 6, 2005 the plan was authorized but not implemented.

5.)

RELATED PARTY TRANSACTIONS

A control person of Mohawk Asset Management, Inc. also serves as director of the Fund and Chief Compliance Officer.  This individual receives benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 29, 2008 the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Fund. Paid in capital at February 29, 2008 was $2,640,811 for the Fund.

The following is a summary of capital share transactions for the years indicated:

	For the six months ending February 29, 2008		For the year ended August 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,178	$ 18,703	28,551	$ 499,410
Shares reinvested	-	-	4,603	81,864
Shares redeemed	(6,336)	(109,433)	(33,521)	(582,900)
Net (decrease)	(5,158)	$(90,730)	(367)	$(1,626)

7.)

INVESTMENT TRANSACTIONS

For the six months ending February 29, 2008 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $289,895 and $364,715 respectively.

 ELECTRIC CITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 29, 2008 (UNAUDITED)

8.) TAX MATTERS

For federal income tax purposes, the cost of investments owned at February 29, 2008 was $2,599,162, including short-term investments.

There were no distributions for the six months ended February 29, 2008.

As of February 29, 2008, the gross unrealized appreciation (excess of value over tax costs) for all securities totaled $800,727 and the gross unrealized depreciation (the excess of tax cost over value) for all securities totaled $317,069 for a net unrealized appreciation of $483,658.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 29, 2008 Ameritrade, Inc. held for the benefit of others, in aggregate, approximately 83% of the Fund.

Electric City Value Fund
Expense Illustration
February 29, 2008 (Unaudited)

Expense Example

As a shareholder of the Electric City Value Fund, you incur ongoing costs which consist of management fees.  This Example is intended to  help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of  investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2007 through February 29, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in his line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2007	February 29, 2008	September 1,2007 to February 29,2008

Actual	$1,000.00	$854.93	$9.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.21	$9.80

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

ELECTRIC CITY VALUE FUND

Directors and Officers (Unaudited)

The business and affairs of the Fund is managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 42	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio of the Company since its inception in December, 1999.	1	Bertolet Capital Trust
Patrick M. DiCesare Age: 63	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	1	None
Edward A. Sorenson Age: 55	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001.	1	None

1 Each director may be contacted by writing to the director, c/o Electric City Funds, 1292 Gower Road, Scotia, NY 12302.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3 Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

ELECTRIC CITY VALUE FUND

ADDITIONAL INFORMATION

FEBRUARY 29, 2008 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies for the period ended June 30, are available without charge upon request by (1) by calling the Fund at 1-800-453-6556 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT RENEWAL

The Board of Directors for the Electric City Funds requested and reviewed relevant materials, being provided with an oral presentation from the Advisor, considering all other information that was requested or provided at this meeting, and after deliberating on the renewal of the Agreement in light of this information sufficient to provide a reasonable basis for making a decision in the best interests of Company shareholders, the Board of Directors, including the separate approval of the Directors who are not interested persons of the Company or parties to the agreement, find in the exercise of their reasonable business judgment and in light of their fiduciary responsibilities to the Company and its shareholders:

•

that the Advisor has furnished the necessary information, pursuant to the request of the non-interested Directors, and has responded to all oral inquiries;

•

that the Fund has achieved acceptable investment returns as a result of the efforts of the Advisor;

•

that the Advisor has the experience, knowledge, capabilities and resources to provide the services to the Fund of the Company for which it has contracted;

•

that the nature, extent and quality of services required of and provided by the Advisor were reasonable and consistent with the Board’s expectations;

•

that any fall-out or ancillary benefits that accrue to the Advisor as a result of the Advisor's relationship with the Company are reasonable and are not a material factor in their deliberations and decision regarding renewal of the Agreement;

•

that economies of scale and fee levels reflect those economies of scale were not factors considered relevant by the Board due to the small size of the Fund;

•

that the Board did not identify any single piece of information that was all-important or controlling, nor did the Board assign any relative value to the factors it considered;

•

that the Board considered all such factors, taken as a whole;

•

that the compensation to be paid to Mohawk Asset Management, Inc. for its services to the Fund and the Company is reasonable in light of the scope and nature of the services to be provided to the Company by the Advisor and that the overall arrangement provided under the terms of the Agreement is a reasonable business arrangement;

•

that the approval of the Agreement is in the best interests of the Company and the Fund's shareholders, and therefore;

Based on the aforementioned factors the Board approved the Advisory Agreement with Mohawk Asset Management, Inc. for a one year period.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date May 7, 2008

* Print the name and title of each signing officer under his or her signature.